Provisions and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 313,327	$ 301,412
Changes (additions and deductions)		22,437
Accretion expense		5,986
Disbursements		(16,508)
Balance at end of the year		313,327
Classification by maturity [Abstract]
Current portion	81,039	51,816
Non-current portion	232,288	249,596
Closure Of Mining Units Exploration Projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	277,689
Changes (additions and deductions)	1,779
Accretion expense	5,623
Disbursements	(13,104)	(8,571)
Sale of mining unit		(5,093)
Balance at end of the year	271,987	277,689
Classification by maturity [Abstract]
Current portion	54,013	32,462
Non-current portion	217,974	245,227
Environmental Liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,038
Changes (additions and deductions)	16,557
Accretion expense	363
Disbursements	(2,002)
Balance at end of the year	19,956	5,038
Safety Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,536
Changes (additions and deductions)	1,323
Accretion expense	0
Disbursements	(227)
Balance at end of the year	5,632	4,536
Labor Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,080
Changes (additions and deductions)	381
Accretion expense	0
Disbursements	(40)
Balance at end of the year	4,421	4,080
Obligations With Communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,605
Changes (additions and deductions)	(1,010)
Balance at end of the year	2,595	3,605
Tax contingencies
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,110
Changes (additions and deductions)	299
Accretion expense	0
Disbursements	0
Balance at end of the year	3,409	3,110
Environmental contingencies
Disclosure of provisions [Line Items]
Balance at beginning of the year	2,874
Changes (additions and deductions)	3,425
Accretion expense	0
Disbursements	(1,135)
Balance at end of the year	$ 5,164	$ 2,874